April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Total Return Active ETF | BRTR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACREC LLC, 5.63%, 08/18/42, (1-mo. CME Term SOFR + 1.310%)(a)(b)	$100	$99,031
Affirm Master Trust, 5.19%, 02/15/33(a)	133	133,674
AGL Core CLO 2 Ltd., 5.73%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	250	250,249
Anchorage Capital CLO 17 Ltd., 5.49%, 02/15/38, (3-mo. CME Term SOFR + 1.230%)(a)(b)	250	248,250
Apidos CLO XXXIV, 5.68%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	250	249,504
AREIT Ltd.
6.01%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	196	195,533
5.72%, 12/17/29, (1-mo. CME Term SOFR + 1.388%)(a)(b)	323	319,755
Argent Securities Trust, 5.02%, 03/25/36, (1-mo. CME Term SOFR + 0.694%)(b)	263	142,220
BBAM U.S. CLO I Ltd., 5.46%, 03/30/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	250	246,728
BDS LLC, 5.90%, 09/19/39, (1-mo. CME Term SOFR + 1.576%)(a)(b)	138	137,738
Bear Stearns Asset-Backed Securities I Trust, 4.82%, 06/25/47, (1-mo. CME Term SOFR + 0.494%)(b)	90	75,764
Bear Stearns Structured Products Trust, 6.44%, 03/25/37, (1-mo. CME Term SOFR + 2.114%)(a)(b)	97	95,735
Benefit Street Partners CLO IV Ltd., 6.17%, 04/20/34, (3-mo. CME Term SOFR + 1.900%)(a)(b)	250	249,375
Benefit Street Partners CLO XXIX, 5.46%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	250	248,130
Benefit Street Partners CLO XXVII Ltd., 5.64%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	250	250,000
BlueMountain CLO Ltd.
5.47%, 10/25/30, (3-mo. CME Term SOFR + 1.190%)(a)(b)	141	141,139
5.52%, 11/15/30, (3-mo. CME Term SOFR + 1.200%)(a)(b)	143	142,488
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(c)	138	138,734
Buckhorn Park CLO Ltd., 5.87%, 07/18/34, (3-mo. CME Term SOFR + 1.600%)(a)(b)	250	247,375
BXMT Ltd., 5.96%, 10/18/42, (1-mo. CME Term SOFR + 1.639%)(a)(b)	173	170,991
CBAM Ltd., 5.65%, 04/20/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	297	297,425
CIFC Funding Ltd.
7.38%, 07/18/31, (3-mo. CME Term SOFR + 3.112%)(a)(b)	250	250,600
5.71%, 07/16/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	250	250,000
5.41%, 04/15/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	250	248,375
6.22%, 07/15/36, (3-mo. CME Term SOFR + 1.962%)(a)(b)	250	249,200
CIT Mortgage Loan Trust, 7.07%, 10/25/37, (1-mo. CME Term SOFR + 2.739%)(a)(b)	160	152,255
Citigroup Mortgage Loan Trust Inc., 8.19%, 07/25/37, (1-mo. CME Term SOFR + 3.864%)(b)	134	116,652
Clover CLO LLC, 5.35%, 01/25/35, (3-mo. CME Term SOFR + 1.070%)(a)(b)	250	248,500
Security	Par (000)	Value
College Ave Student Loans LLC
5.33%, 05/25/55(a)	$73	$73,859
2.32%, 07/26/55(a)	183	165,463
Creeksource Dunes Creek CLO Ltd.
5.74%, 01/15/38, (3-mo. CME Term SOFR + 1.410%)(a)(b)	250	250,005
6.08%, 01/15/38, (3-mo. CME Term SOFR + 1.750%)(a)(b)	250	246,953
CWABS Asset-Backed Certificates Trust
6.30%, 12/25/35(b)	57	55,531
4.37%, 04/25/46, (1-mo. CME Term SOFR + 0.534%)(b)	287	209,261
Diameter Capital CLO 3 Ltd., 5.59%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	250	249,848
Diameter Capital CLO 8 Ltd., 5.67%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	350	350,054
ELFI Graduate Loan Program LLC, 5.56%, 08/25/49(a)	166	168,598
FirstKey Homes Trust
3.50%, 07/17/38(a)	184	178,139
5.00%, 05/19/39(a)	170	167,589
FNA 8 LLC, 5.62%, 03/15/45(a)(b)	98	98,323
Foundation Finance Trust, 4.93%, 03/15/50(a)	100	99,389
FS Rialto Issuer LLC, 5.95%, 10/19/39, (1-mo. CME Term SOFR + 1.631%)(a)(b)	100	99,807
Galaxy XV CLO Ltd. Series 2013-15A, Class ARR, 5.49%, 10/15/30, (3-mo. CME Term SOFR + 1.232%)(a)(b)	4	4,464
Galaxy XX CLO Ltd., 5.88%, 04/20/31, (3-mo. CME Term SOFR + 1.612%)(a)(b)	250	249,377
Generate CLO 20 Ltd.
5.59%, 01/25/38, (3-mo. CME Term SOFR + 1.300%)(a)(b)	250	248,146
5.99%, 01/25/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	250	248,850
Goldman Home Improvement Trust Issuer Trust, 4.50%, 06/25/52(a)	20	19,853
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	105	105,514
5.38%, 02/20/49(a)	103	103,644
GreenSky Home Improvement Issuer Trust
5.26%, 10/27/59(a)	183	183,285
5.25%, 10/27/59(a)	237	237,345
GreenSky Home Improvement Trust, 5.67%, 06/25/59(a)	82	82,907
GSAMP Trust, 4.89%, 06/25/36, (1-mo. CME Term SOFR + 0.564%)(b)	50	41,328
JP Morgan Mortgage Acquisition Trust, 4.49%, 11/25/36(c)	200	203,155
Lendmark Funding Trust, 2.00%, 04/20/32(a)	130	122,890
LoanCore, 5.71%, 08/17/42, (1-mo. CME Term SOFR + 1.385%)(a)(b)	116	114,668
Long Beach Mortgage Loan Trust, 4.80%, 03/25/46, (1-mo. CME Term SOFR + 0.474%)(b)	348	266,480
Madison Park Funding LXXI Ltd., 5.41%, 04/23/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	250	248,375
Mariner Finance issuance Trust, 4.91%, 11/20/38(a)	100	101,026
MFA Trust, 6.33%, 09/25/54(c)	95	95,435
MidOcean Credit CLO XI Ltd., 5.48%, 01/18/36, (3-mo. CME Term SOFR + 1.210%)(a)(b)	250	247,908
MidOcean Credit CLO XII Ltd., 5.61%, 04/18/36, (3-mo. CME Term SOFR + 1.340%)(a)(b)	250	250,000

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Milford Park CLO Ltd., 5.43%, 01/20/38, (3-mo. CME Term SOFR + 1.160%)(a)(b)	$250	$248,125
Morgan Stanley Mortgage Loan Trust, 6.51%, 10/25/36(c)	11	2,379
Navient Private Education Loan Trust
3.16%, 11/15/68(a)	100	89,757
2.46%, 11/15/68(a)	102	98,153
Navient Private Education Refi Loan Trust
3.13%, 02/15/68(a)	57	56,139
6.04%, 11/15/68, (1-mo. CME Term SOFR + 1.714%)(a)(b)	119	119,778
5.66%, 10/15/72(a)	78	79,763
3.90%, 01/15/43(a)	129	124,321
Nelnet Student Loan Trust
5.46%, 04/20/62, (1-mo. CME Term SOFR + 1.144%)(a)(b)	190	188,046
5.43%, 03/15/57, (30-day Avg SOFR + 1.100%)(a)(b)	275	272,363
Neuberger Berman Loan Advisers CLO 40 Ltd., 5.58%, 04/16/33, (3-mo. CME Term SOFR + 1.322%)(a)(b)	234	233,995
New Mountain CLO 3 Ltd., 6.63%, 10/20/34, (3-mo. CME Term SOFR + 2.362%)(a)(b)	250	249,649
NYMT Trust, 7.38%, 05/25/64(a)(c)	131	129,404
OCP CLO Ltd.
5.68%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	250	249,732
5.40%, 04/17/37, (3-mo. CME Term SOFR + 1.080%)(a)(b)	250	247,441
5.46%, 04/16/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	410	404,182
OHA Credit Funding 5 Ltd., 5.62%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	250	250,000
OHA Credit Funding 6 Ltd., 5.60%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	250	250,095
OHA Loan Funding Ltd., 5.73%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	250	250,207
Onemain Financial Issuance Trust, 6.03%, 05/14/41(a)	148	152,341
OneMain Financial Issuance Trust
6.17%, 09/15/36(a)	100	103,278
5.79%, 05/14/41(a)	100	103,132
Option One Mortgage Loan Trust, 5.86%, 01/25/37(c)	35	34,595
Orchard Park CLO Ltd., 5.63%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	249,922
Owl Rock CLO VII LLC, 5.72%, 04/20/38, (3-mo. CME Term SOFR + 1.400%)(a)(b)	250	250,000
Palmer Square CLO Ltd., 5.73%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	250	249,687
Palmer Square Loan Funding Ltd., 5.36%, 04/15/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	68	67,601
Park Blue CLO Ltd.
5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	250	249,871
5.47%, 04/25/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	250	246,504
PRET LLC
11.00%, 07/25/54(a)(c)	93	92,838
5.96%, 09/25/54(a)(c)	142	141,084
RAMP Series Trust, 5.00%, 02/25/37, (1-mo. CME Term SOFR + 0.674%)(b)	111	24,414
Ready Capital Mortgage Financing LLC
6.88%, 10/25/39, (1-mo. CME Term SOFR + 2.552%)(a)(b)	15	14,904
Security	Par (000)	Value
6.79%, 06/25/37, (1-mo. CME Term SOFR + 2.467%)(a)(b)	$33	$32,895
Regatta IX Funding Ltd., 6.28%, 04/17/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	250	249,150
Regatta XVIII Funding Ltd., 5.42%, 04/15/38, (3-mo. CME Term SOFR + 1.160%)(a)(b)	250	248,750
Regatta XX Funding Ltd., 5.44%, 01/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	250	247,915
Regional Management Issuance Trust
1.90%, 08/15/33(a)	100	94,724
5.53%, 04/17/34(a)	100	100,987
Republic Finance Issuance Trust
5.91%, 08/20/32(a)	115	116,841
5.42%, 11/20/37(a)	114	115,374
Rockford Tower CLO Ltd., 5.68%, 05/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	106	106,516
Romark WM-R Ltd. Series 2018-1A, Class A1, 5.56%, 04/20/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	113	113,104
RR 16 Ltd., 6.17%, 07/15/36, (3-mo. CME Term SOFR + 1.912%)(a)(b)	250	249,800
RR 18 Ltd., 6.12%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	250	250,050
RR 32 Ltd., 5.62%, 10/15/39, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	249,908
Sagard-Halseypoint CLO 8 Ltd., 5.70%, 01/30/38, (3-mo. CME Term SOFR + 1.390%)(a)(b)	250	248,570
Saxon Asset Securities Trust, 2.77%, 08/25/35(c)	167	125,555
Sesac Finance LLC, 5.22%, 07/25/49(a)	104	102,662
Silver Point CLO 5 Ltd., 5.67%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	250	250,042
Silver Point CLO 7 Ltd., 5.64%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	249,928
Silver Point CLO 8 Ltd., 5.43%, 04/15/38, (3-mo. CME Term SOFR + 1.210%)(a)(b)	250	248,434
SLM Private Education Loan Trust, 9.19%, 10/15/41, (1-mo. CME Term SOFR + 4.864%)(a)(b)	57	60,174
SMB Private Education Loan Trust
2.31%, 01/15/53(a)	199	192,570
6.14%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	127	129,047
5.19%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	73	72,629
5.79%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	87	87,467
5.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	68	67,771
5.04%, 03/17/53, (1-mo. CME Term SOFR + 0.714%)(a)(b)	108	106,862
1.29%, 07/15/53(a)	136	128,303
SoFi Consumer Loan Program Trust, 4.80%, 02/27/34(a)	234	233,974
Sofi Professional Loan Program LLC, 3.09%, 08/17/48(a)	88	86,013
SoFi Professional Loan Program LLC, 2.37%, 11/16/48(a)	77	74,362
Soundview Home Loan Trust
5.46%, 11/25/35, (1-mo. CME Term SOFR + 1.134%)(b)	46	35,649
4.97%, 01/25/37, (1-mo. CME Term SOFR + 0.639%)(b)	149	138,761
STAR Trust, 6.77%, 02/17/42, (1-mo. CME Term SOFR + 2.450%)(a)(b)	350	353,743

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Structured Asset Securities Corp. Mortgage Loan Trust, 4.60%, 01/25/37, (1-mo. CME Term SOFR + 0.274%)(b)	$37	$34,710
Subway Funding LLC, 6.27%, 07/30/54(a)	30	30,351
Symphony CLO 39 Ltd., 5.61%, 01/25/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	250	249,866
Symphony CLO XXVI Ltd., 5.61%, 04/20/33, (3-mo. CME Term SOFR + 1.342%)(a)(b)	206	206,203
Terwin Mortgage Trust, 5.46%, 06/25/36, (1-mo. CME Term SOFR + 1.134%)(b)	25	21,552
Voya CLO Ltd., 5.51%, 04/25/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	293	292,654
Whitebox CLO III Ltd., 5.53%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	250	249,500
Total Asset-Backed Securities — 11.7% (Cost: $22,908,137)		22,959,955
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.1%
FIGRE Trust, 5.75%, 07/25/53(a)(b)	USD129	130,125
Mortgage-Backed Securities — 13.2%
2023-MIC Trust (The), 8.73%, 12/05/38(a)(b)	USD10	10,872
A&D Mortgage Trust
5.70%, 11/25/69(a)	USD94	94,333
6.52%, 11/25/69(a)(b)	USD100	100,908
ACRA Trust, 5.61%, 10/25/64(a)(c)	USD143	143,528
Alternative Loan Trust
4.78%, 11/25/35, (1-mo. CME Term SOFR + 0.464%)(b)	USD16	11,711
4.89%, 05/20/46, (1-mo. CME Term SOFR + 0.574%)(b)	USD207	178,689
4.90%, 11/25/36, (1-mo. CME Term SOFR + 0.574%)(b)	USD99	82,908
4.94%, 07/25/46, (1-mo. CME Term SOFR + 0.614%)(b)	USD196	165,964
5.09%, 11/20/35, (1-mo. CME Term SOFR + 0.774%)(b)	USD3	2,454
5.50%, 07/25/35	USD9	5,107
American Home Mortgage Investment Trust, 6.06%, 05/25/36, (1-mo. CME Term SOFR + 1.739%)(b)	USD483	40,083
Angel Oak Mortgage Trust
4.75%, 09/26/67(a)(c)	USD82	80,930
5.21%, 08/25/68(a)(c)	USD172	171,630
5.35%, 10/25/69(a)(c)	USD46	46,019
5.64%, 02/25/70(a)(c)	USD193	193,204
5.69%, 01/25/70(a)(c)	USD355	356,472
Arbor Multifamily Mortgage Securities Trust, 3.39%, 02/15/55(a)(b)	USD170	155,945
ARES Commercial Mortgage Trust, 6.01%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD293	293,000
ARES1, 5.76%, 10/15/34, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD80	79,950
Atrium Hotel Portfolio Trust, 9.52%, 11/10/29(a)(b)	USD10	10,043
BAHA Trust
6.17%, 12/10/41(a)(b)	USD210	216,791
7.07%, 12/10/41(a)(b)	USD10	10,221
7.77%, 12/10/41(a)(b)	USD14	14,348
BAMLL Trust
6.17%, 02/15/42, (1-mo. CME Term SOFR + 1.850%)(a)(b)	USD86	84,094
6.67%, 08/15/39, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD20	20,006
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
9.57%, 02/15/42, (1-mo. CME Term SOFR + 5.250%)(a)(b)	USD51	$49,819
Banc of America Alternative Loan Trust
5.50%, 10/25/33	USD96	95,767
6.50%, 10/25/36(c)	USD7	1,905
Banc of America Funding Trust, 5.75%, 01/25/37	USD0	56
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(b)	USD90	86,866
Barclays Mortgage Loan Trust, 5.66%, 01/25/65(a)(c)	USD247	248,391
BAY Mortgage Trust, 6.00%, 05/15/35, (1-mo. CME Term SOFR + 1.800%)(a)(b)	USD161	161,000
BBCMS Mortgage Trust, 5.66%, 05/15/58	USD12	12,464
Bear Stearns Asset Backed Securities I Trust
4.79%, 03/25/36, (1-mo. CME Term SOFR + 0.464%)(b)	USD14	3,561
5.00%, 04/25/36, (1-mo. CME Term SOFR + 0.674%)(b)	USD116	107,197
Bear Stearns Mortgage Funding Trust, 4.78%, 03/25/37, (1-mo. CME Term SOFR + 0.454%)(b)	USD75	69,695
BFLD Commercial Mortgage Trust
5.81%, 11/15/41, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD20	19,994
7.96%, 11/15/41, (1-mo. CME Term SOFR + 3.640%)(a)(b)	USD13	12,882
BFLD Mortgage Trust, 6.21%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	USD16	15,980
BHMS Mortgage Trust
5.87%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD100	99,936
6.12%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	USD100	99,694
BMP, 7.71%, 06/15/41, (1-mo. CME Term SOFR + 3.389%)(a)(b)	USD11	10,869
BMP Trust, 6.71%, 06/15/41, (1-mo. CME Term SOFR + 2.390%)(a)(b)	USD100	99,250
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD100	104,774
BRAVO Residential Funding Trust
5.68%, 11/25/64(a)(c)	USD143	143,510
8.00%, 09/25/63(a)(b)	USD100	100,277
BWAY Trust, 6.31%, 05/05/42(a)(b)	USD18	18,404
BX Commercial Mortgage Trust
2.84%, 03/09/44(a)	USD100	90,626
4.67%, 11/15/41(a)(b)	CAD8	5,832
5.77%, 04/15/40, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD190	189,448
5.81%, 10/15/41, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD96	95,918
5.86%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD197	197,278
5.96%, 12/15/39, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD171	169,171
5.96%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD272	272,288
6.01%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD97	97,072
6.08%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	USD107	107,468
7.01%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD88	87,042
7.20%, 10/15/41, (1-mo. CME Term SOFR + 2.880%)(a)(b)	USD51	50,745

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.46%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	USD100	$100,188
8.25%, 10/15/41, (1-mo. CME Term SOFR + 3.927%)(a)(b)	USD12	11,880
8.51%, 02/15/39, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD97	94,451
BX Trust
5.17%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	USD150	149,250
5.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD200	198,250
5.32%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD150	149,250
5.34%, 10/15/36, (1-mo. CME Term SOFR + 1.013%)(a)(b)	USD28	27,790
5.64%, 05/15/35, (1-mo. CME Term SOFR + 1.317%)(a)(b)	USD168	167,229
5.77%, 03/15/42, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD281	278,190
5.81%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD249	247,132
5.86%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD173	172,590
6.41%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD10	10,027
6.46%, 07/15/29, (1-mo. CME Term SOFR + 2.140%)(a)(b)	USD100	98,750
7.01%, 05/15/38, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD141	141,352
7.01%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD85	83,894
7.21%, 07/15/29, (1-mo. CME Term SOFR + 2.889%)(a)(b)	USD20	19,199
7.26%, 03/15/30, (1-mo. CME Term SOFR + 2.941%)(a)(b)	USD96	92,164
7.66%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	USD100	100,313
8.01%, 04/15/41, (1-mo. CME Term SOFR + 3.689%)(a)(b)	USD85	83,316
8.26%, 07/15/29, (1-mo. CME Term SOFR + 3.938%)(a)(b)	USD30	28,723
8.37%, 06/15/36, (1-mo. CME Term SOFR + 4.044%)(a)(b)	USD10	9,420
8.76%, 03/15/41, (1-mo. CME Term SOFR + 4.439%)(a)(b)	USD34	33,542
9.71%, 03/15/41, (1-mo. CME Term SOFR + 5.389%)(a)(b)	USD16	15,708
CFK Trust, 2.79%, 03/15/39(a)	USD100	91,105
CFMT LLC, 4.00%, 10/25/54(a)(c)	USD130	127,211
Chase Mortgage Finance Trust
5.98%, 02/25/37(b)	USD103	100,395
6.00%, 07/25/37	USD121	52,862
CHL Mortgage Pass-Through Trust
6.00%, 12/25/36	USD7	3,268
6.00%, 02/25/37	USD798	288,297
CIM Trust
5.66%, 10/25/69(a)(c)	USD140	141,777
6.44%, 10/25/69(a)(b)	USD150	151,739
Citigroup Mortgage Loan Trust, 6.17%, 09/25/62(a)(c)	USD78	78,127
COAST Commercial Mortgage Trust, 6.91%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD210	209,398
COLT Mortgage Loan Trust, 4.21%, 02/25/67(a)(b)	USD100	81,497
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Commission Mortgage Trust
6.16%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	USD41	$40,871
6.91%, 06/15/41, (1-mo. CME Term SOFR + 2.590%)(a)(b)	USD11	10,856
8.81%, 06/15/41, (1-mo. CME Term SOFR + 4.487%)(a)(b)	USD14	13,748
CONE Trust
5.96%, 08/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD30	29,850
8.21%, 08/15/41, (1-mo. CME Term SOFR + 3.888%)(a)(b)	USD45	44,327
Countrywide Alternative Loan Trust, 6.00%, 05/25/36	USD94	35,364
Cross Mortgage Trust
5.74%, 02/25/70(a)(b)	USD695	699,041
6.48%, 02/25/70(a)(b)	USD350	351,325
CSMC Trust
5.59%, 11/15/38, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD80	79,680
8.62%, 12/25/67(a)(b)	USD86	85,505
CSTL Commercial Mortgage Trust, 4.92%, 11/10/41(a)(b)	USD40	39,794
DBGS, 6.20%, 08/15/34, (1-mo. CME Term SOFR + 1.882%)(a)(b)	USD250	248,906
DC Trust, 5.93%, 04/13/40(a)(b)	USD10	10,089
Deephaven Residential Mortgage Trust, 5.74%, 07/25/69(a)(c)	USD89	88,832
DK Trust
5.82%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD20	19,975
8.32%, 03/15/34, (1-mo. CME Term SOFR + 4.000%)(a)(b)	USD58	57,767
EFMT
5.63%, 03/25/70(a)(c)	USD180	180,637
6.59%, 01/25/70(a)(b)	USD350	355,190
Ellington Financial Mortgage Trust, 5.71%, 11/25/69(a)(c)	USD136	136,303
ELM Trust
5.99%, 06/10/39(a)(b)	USD11	11,063
5.99%, 06/10/39(a)(b)	USD11	11,153
8.05%, 06/10/39(a)(b)	USD29	29,157
EQT Trust, 5.33%, 07/05/41(a)(b)	USD71	72,516
Extended Stay America Trust, 6.69%, 07/15/38, (1-mo. CME Term SOFR + 2.364%)(a)(b)	USD86	85,572
Fashion Show Mall LLC, 5.27%, 10/10/41(a)(b)	USD19	19,558
Federal Home Loan Mortgage Corp. Multiclass Certificates, 4.45%, 11/25/32(b)	USD14	13,650
Federal Home Loan Mortgage Corp. REMICS
5.70%, 01/25/55, (30-day Avg SOFR + 1.350%)(b)	USD514	513,677
5.75%, 03/25/55, (30-day Avg SOFR + 1.400%)(b)	USD1,216	1,214,229
First Horizon Alternative Mortgage Securities Trust, 5.04%, 01/25/37(b)	USD113	88,787
Fontainebleau Miami Beach Mortgage Trust, 5.77%, 12/15/39, (1-mo. CME Term SOFR + 1.450%)(a)(b)	USD385	381,872
FREMF Mortgage Trust, 4.38%, 08/25/50(a)(b)	USD95	92,918
Gaea Mortgage Loan Trust, 6.75%, 02/25/30(a)(b)	USD220	215,344
GCAT Trust
2.89%, 12/27/66(a)(b)	USD169	157,151
3.93%, 02/25/67(a)(b)	USD180	132,719
4.25%, 05/25/67(a)(b)	USD89	84,429

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.25%, 04/16/65	USD10	$7,999
3.25%, 09/16/63(b)	USD5	4,440
GS Mortgage Securities Corp. Trust
5.39%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD153	151,570
6.41%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	USD100	100,156
6.97%, 11/25/41, (1-mo. CME Term SOFR + 2.650%)(a)(b)	USD162	161,381
7.68%, 09/10/38(a)(b)	USD10	10,069
7.72%, 08/10/41(a)(b)	USD43	42,871
GSMPS Mortgage Loan Trust, 4.84%, 06/25/34, (1-mo. CME Term SOFR + 0.514%)(a)(b)	USD307	272,003
GWT, 6.01%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD100	99,969
HIH Trust
6.16%, 10/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD10	9,975
7.16%, 10/15/41, (1-mo. CME Term SOFR + 2.841%)(a)(b)	USD100	99,000
7.96%, 10/15/41, (1-mo. CME Term SOFR + 3.640%)(a)(b)	USD10	9,862
HILT Commercial Mortgage Trust, 5.86%, 05/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD100	99,563
HLTN Commercial Mortgage Trust, 5.96%, 06/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD263	261,356
HOMES Trust
6.39%, 01/25/60(a)(b)	USD200	200,317
6.52%, 01/25/70(a)(b)	USD100	100,608
Homeward Opportunities Fund I Trust, 5.45%, 05/25/65(a)(b)	USD310	314,733
HONO Mortgage Trust, 5.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD227	224,293
HTL Commercial Mortgage Trust, 8.47%, 05/10/39(a)(b)	USD100	101,723
Impac Secured Assets Trust, 4.78%, 11/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	USD26	23,467
INV Mortgage Trust, 6.06%, 11/15/41, (1-mo. CME Term SOFR + 1.742%)(a)(b)	USD168	167,580
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.99%, 10/05/39(a)(b)	USD130	131,986
JP Morgan Alternative Loan Trust, 5.07%, 03/25/36(b)	USD216	159,549
JP Morgan Chase Commercial Mortgage Securities Trust
2.95%, 09/06/38(a)(b)	USD130	126,369
5.35%, 11/09/39(a)(b)	USD50	50,465
6.02%, 03/15/40, (1-mo. CME Term SOFR + 1.693%)(a)(b)	USD99	98,010
6.70%, 11/09/39(a)(b)	USD10	10,017
7.14%, 04/15/38, (1-mo. CME Term SOFR + 2.814%)(a)(b)	USD90	89,381
7.50%, 11/09/39(a)(b)	USD39	39,022
8.49%, 11/09/39(a)(b)	USD34	33,663
JP Morgan Mortgage Trust, 6.41%, 08/25/55(a)(b)	USD253	253,332
JP Morgan Resecuritization Trust Series, 0.00% 05/27/36(a)(b)	USD300	50,749
JW Commercial Mortgage Trust
5.94%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	USD113	112,364
7.51%, 06/15/39, (1-mo. CME Term SOFR + 3.189%)(a)(b)	USD10	9,834
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
JW Trust, 5.91%, 11/15/39, (1-mo. CME Term SOFR + 1.593%)(a)(b)	USD200	$199,000
KSL Commercial Mortgage Trust, 5.86%, 12/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD325	321,953
LBA Trust
5.76%, 10/15/41, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD20	19,988
5.91%, 06/15/39, (1-mo. CME Term SOFR + 1.591%)(a)(b)	USD170	170,000
6.96%, 10/15/41, (1-mo. CME Term SOFR + 2.641%)(a)(b)	USD23	22,648
8.76%, 06/15/39, (1-mo. CME Term SOFR + 4.437%)(a)(b)	USD10	9,824
LEX Mortgage Trust, 5.04%, 10/13/33(a)(b)	USD289	290,196
MASTR Reperforming Loan Trust, 7.00%, 08/25/34(a)	USD239	167,192
MCR Mortgage Trust
0.92%, 06/12/39(a)	USD71	983
5.92%, 06/12/39(a)	USD25	25,263
7.40%, 06/12/39(a)	USD30	30,202
7.43%, 02/15/37, (1-mo. CME Term SOFR + 3.107%)(a)(b)	USD81	80,242
8.73%, 06/12/39(a)	USD16	16,134
MFA Trust, 7.09%, 02/25/29(a)(c)	USD120	120,564
Morgan Stanley Capital I, 4.06%, 12/15/50(b)	USD281	270,856
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD88	85,304
5.87%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD100	96,750
Morgan Stanley Resecuritization Trust, 4.25%, 04/26/47, (1-mo. CME Term SOFR + 0.374%)(a)(b)	USD100	76,597
Morgan Stanley Residential Mortgage Loan Trust
5.74%, 11/25/69(a)(b)	USD96	96,327
6.50%, 11/25/69(a)(b)	USD100	100,418
MTN Commercial Mortgage Trust, 5.73%, 03/15/39, (1-mo. CME Term SOFR + 1.396%)(a)(b)	USD100	99,875
New Residential Mortgage Loan Trust, 0.00% 01/25/65(a)(c)	USD148	148,515
NYC Trust, 7.16%, 08/15/29, (1-mo. CME Term SOFR + 2.840%)(a)(b)	USD110	108,350
NYMT Loan Trust, 5.38%, 06/25/69(a)(b)	USD96	96,414
OBX Trust, 5.65%, 12/01/64(a)(c)	USD98	98,622
One New York Plaza Trust, 5.39%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD40	38,600
OPEN Trust, 7.41%, 11/15/40, (1-mo. CME Term SOFR + 3.089%)(a)(b)	USD43	42,500
PGA Trust, 6.21%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD11	10,955
PRKCM Trust, 4.10%, 04/25/57(a)(b)	USD114	112,946
PRM5 Trust, 5.81%, 03/10/33(a)(b)	USD69	68,844
PRPM Trust
5.80%, 11/25/69(a)(c)	USD219	221,174
6.65%, 11/25/69(a)(b)	USD172	174,897
Rain City Mortgage Trust, 6.53%, 11/25/29(a)(b)	USD100	100,925
RALI Series Trust, 4.80%, 12/25/36, (1-mo. CME Term SOFR + 0.474%)(b)	USD195	168,371
Residential Mortgage Loan Trust, 6.04%, 05/25/59(a)(b)	USD100	98,202
RFMSI Trust, 5.66%, 11/25/36(b)	USD1	947
SAIF Securitization Trust, 5.97%, 07/25/54(a)(c)	USD84	84,527
Saluda Grade Alternative Mortgage Trust
7.50%, 02/25/30(a)(c)	USD126	126,181

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.76%, 04/25/30(a)(c)	USD100	$100,382
SCG Mortgage Trust, 6.06%, 04/15/41, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD142	141,468
SDAL Trust, 6.74%, 04/15/42, (1-mo. CME Term SOFR + 2.441%)(a)(b)	USD100	99,875
SELF Commercial Mortgage Trust
5.86%, 11/15/34, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD140	140,272
8.51%, 11/15/34, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD100	99,065
SHR Trust, 6.27%, 10/15/41, (1-mo. CME Term SOFR + 1.950%)(a)(b)	USD100	99,594
SLG Office Trust, 2.59%, 07/15/41(a)	USD425	371,088
Spruce Hill Mortgage Loan Trust, 5.00%, 06/25/55(a)(b)	USD100	97,252
Toorak Mortgage Trust, 6.33%, 10/25/31(a)(c)	USD100	100,149
TRK Trust, 4.10%, 11/25/56(a)(b)	USD137	109,127
TTAN
5.79%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD138	137,909
6.84%, 03/15/38, (1-mo. CME Term SOFR + 2.514%)(a)(b)	USD77	76,520
7.34%, 03/15/38, (1-mo. CME Term SOFR + 3.014%)(a)(b)	USD98	96,936
UBS Commercial Mortgage Trust, Series 2018-C15, Class B, 4.92%, 12/15/51(b)	USD71	68,610
VEGAS
6.42%, 07/10/36(a)(b)	USD100	93,560
6.42%, 07/10/36(a)(b)	USD40	39,162
VEGAS Trust, 5.52%, 11/10/39(a)	USD20	20,271
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50(a)(b)	USD140	126,395
6.55%, 01/25/54(a)(b)	USD74	74,824
Verus Securitization Trust
4.77%, 04/25/67(a)(b)	USD100	88,663
6.50%, 09/25/69(a)(b)	USD100	97,738
Visio Trust, 6.01%, 08/25/57(a)(b)	USD100	84,325
Vista Point Securitization Trust, 5.16%, 04/25/65(a)(b)	USD100	94,748
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
4.78%, 12/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	USD222	175,605
5.29%, 12/25/46, (12-mo. MTA + 0.720%)(b)	USD125	97,996
Wells Fargo Commercial Mortgage Trust
0.31%, 07/15/43(a)(b)	USD153	1,418
2.58%, 09/15/31(a)(b)	USD130	125,952
3.75%, 03/15/59	USD150	147,618
6.22%, 07/15/43(a)	USD219	225,828
6.43%, 07/15/43(a)	USD12	12,096
7.08%, 07/15/43(a)	USD17	17,101
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD80	78,943
WEST Trust, 5.45%, 04/10/30(a)(b)	USD108	108,777
		25,862,757
Total Collateralized Mortgage Obligations — 13.3% (Cost: $25,943,385)		25,992,882
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)	$27	26,252
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(a)	25	23,219
		49,471
Security	Par (000)	Value
Aerospace & Defense — 0.2%
Boeing Co. (The), 7.01%, 05/01/64	$55	$58,797
Bombardier Inc., 7.25%, 07/01/31(a)	16	16,382
General Dynamics Corp., 4.95%, 08/15/35	30	30,099
L3Harris Technologies Inc., 4.85%, 04/27/35	22	21,276
Northrop Grumman Corp.
4.03%, 10/15/47	109	85,416
4.95%, 03/15/53	16	14,124
5.20%, 06/01/54	107	98,539
5.25%, 05/01/50	11	10,178
RTX Corp., 6.70%, 08/01/28	9	9,605
TransDigm Inc.
4.63%, 01/15/29	23	22,122
6.63%, 03/01/32(a)	25	25,609
		392,147
Agriculture — 0.7%
Altria Group Inc.
3.40%, 02/04/41	191	137,443
3.88%, 09/16/46	16	11,458
4.25%, 08/09/42	45	35,618
5.63%, 02/06/35	95	96,114
5.80%, 02/14/39	18	17,841
6.20%, 02/14/59	28	27,052
BAT Capital Corp.
4.54%, 08/15/47	189	148,733
4.76%, 09/06/49	159	127,306
5.65%, 03/16/52	157	141,353
6.25%, 08/15/55	20	19,535
7.08%, 08/02/43	32	34,318
7.08%, 08/02/53	232	252,096
Reynolds American Inc.
5.85%, 08/15/45	208	194,865
7.00%, 08/04/41	17	17,720
		1,261,452
Airlines — 0.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	23	22,308
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)	5	4,790
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	31	31,474
United Airlines Inc., 4.63%, 04/15/29(a)	22	20,665
		79,237
Apparel — 0.0%
Hanesbrands Inc., 9.00%, 02/15/31(a)(d)	23	23,828
Auto Manufacturers — 0.1%
General Motors Financial Co. Inc.
5.40%, 04/06/26	200	200,409
5.90%, 01/07/35(d)	12	11,909
5.95%, 04/04/34	28	27,872
6.10%, 01/07/34	22	22,107
		262,297
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc., 5.00%, 10/01/29(d)	26	22,802
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 02/15/30(a)	50	50,865
Dana Inc., 5.63%, 06/15/28	50	49,582
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29	12	11,414
Tenneco Inc., 8.00%, 11/17/28(a)	25	23,883
		158,546
Banks — 6.2%
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	269	233,279
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	96	58,552

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	$303	$266,381
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	92	86,795
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	24	23,557
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	255	251,337
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	40	39,437
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	26	20,057
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	90	87,196
4.88%, 04/01/44	24	21,831
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	434	442,088
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	75	76,609
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	90	93,743
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	41	36,370
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	8	6,895
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	105	94,012
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	11	9,991
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	16	14,056
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	131	127,783
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	38	37,065
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	43	42,202
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	210	193,026
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	112	112,552
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	24	23,583
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	148	150,177
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	204	204,706
5.61%, 03/04/56, (1-day SOFR + 1.746%)(b)	39	37,267
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(b)	121	120,728
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	10	11,003
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	54	51,852
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	35	33,713
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	351	299,167
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	10	9,671
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	65	56,405
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	60	59,853
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	526	530,793
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	25	25,298
5.22%, 04/23/31, (1-day SOFR + 1.580%)(b)	252	256,649
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	387	384,613
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	25	25,914
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	64	62,331
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	364	312,519
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	51	33,686
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	15	11,585
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	1,276	1,279,607
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	14	13,681
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	184	183,875
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	226	228,635
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	632	641,138
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	43	43,717
5.10%, 04/22/31, (1-day SOFR + 1.435%)(b)	284	289,144
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	74	75,571
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	148	151,354
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	255	264,245
KeyBank NA, 5.00%, 01/26/33	250	240,745
Security	Par (000)	Value
Banks (continued)
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	$94	$79,281
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	471	430,217
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	114	100,135
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	239	234,682
5.19%, 04/17/31, (1-day SOFR + 1.510%)(b)	146	148,647
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	115	117,253
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	68	68,000
5.59%, 01/18/36, (1-day SOFR + 1.418%)(b)	296	300,270
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	378	390,975
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	58	61,400
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	291	294,970
Morgan Stanley Bank NA, 4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	270	272,182
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	11	9,877
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	59	48,850
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	41	40,280
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	79	80,583
5.24%, 01/24/31, (1-day SOFR + 1.110%)(b)	152	155,152
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	505	516,204
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.830%)(b)	250	246,568
		12,083,565
Biotechnology — 0.1%
Amgen Inc.
4.40%, 02/22/62	20	15,213
4.66%, 06/15/51	39	32,691
5.75%, 03/02/63	95	90,344
		138,248
Building Materials — 0.1%
Builders FirstSource Inc., 5.00%, 03/01/30(a)	17	16,311
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30(a)	50	50,705
Quikrete Holdings Inc., 6.38%, 03/01/32(a)	50	50,282
Standard Industries Inc./New York, 4.75%, 01/15/28(a)	12	11,744
		129,042
Chemicals — 0.0%
Chemours Co. (The), 5.75%, 11/15/28(a)	23	20,834
NOVA Chemicals Corp., 4.25%, 05/15/29(a)(d)	25	23,625
Olin Corp., 5.00%, 02/01/30	27	25,356
		69,815
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	24	24,513
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28(a)	12	11,164
Brink's Co. (The), 4.63%, 10/15/27(a)	11	10,828
EquipmentShare.com Inc., 9.00%, 05/15/28(a)	50	50,890
Global Payments Inc., 5.95%, 08/15/52	10	9,152
		106,547
Computers — 0.3%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	50	50,862
Gartner Inc.
3.63%, 06/15/29(a)	335	314,184
3.75%, 10/01/30(a)	11	10,125
4.50%, 07/01/28(a)	197	194,180
NCR Voyix Corp., 5.00%, 10/01/28(a)	17	16,477
		585,828
Diversified Financial Services — 0.9%
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)	125	125,255

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Flourishing Trade & Investment Ltd., 11.04%, 04/02/30(e)	$200	$202,000
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30(a)	27	26,967
Navient Corp., 5.50%, 03/15/29	22	20,828
PennyMac Financial Services Inc., 5.38%, 10/15/25(a)	15	14,911
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	28	27,022
Synchrony Financial
2.88%, 10/28/31	253	214,364
3.95%, 12/01/27	71	69,116
5.15%, 03/19/29	79	78,114
5.45%, 03/06/31, (1-day SOFR + 1.680%)(b)	312	311,139
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(b)	236	239,014
7.25%, 02/02/33	343	349,769
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	25	24,207
		1,702,706
Electric — 3.4%
AEP Texas Inc.
3.45%, 05/15/51	54	35,542
5.40%, 06/01/33	14	13,996
Series G, 4.15%, 05/01/49	22	16,388
Series H, 3.45%, 01/15/50	22	14,745
AEP Transmission Co. LLC
3.15%, 09/15/49	38	25,008
3.75%, 12/01/47	21	15,545
Series M, 3.65%, 04/01/50	30	21,741
Series N, 2.75%, 08/15/51	21	12,498
Alabama Power Co.
3.75%, 03/01/45	8	6,149
3.85%, 12/01/42	9	7,128
5.50%, 03/15/41	15	14,651
Appalachian Power Co., Series Y, 4.50%, 03/01/49	15	11,899
Baltimore Gas & Electric Co., 3.75%, 08/15/47	17	12,652
Calpine Corp., 4.63%, 02/01/29(a)	23	22,238
Consumers Energy Co., 5.05%, 05/15/35	35	35,099
Dominion Energy Inc.
5.45%, 03/15/35	104	103,494
6.63%, 05/15/55, (5-year CMT + 2.207%)(b)	79	77,672
Series A, 4.60%, 03/15/49	24	19,181
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(b)	60	62,295
Duke Energy Carolinas LLC
3.20%, 08/15/49	64	42,512
3.45%, 04/15/51	34	23,574
3.55%, 03/15/52	29	20,279
3.70%, 12/01/47	27	19,859
5.35%, 01/15/53	49	46,031
5.40%, 01/15/54	28	26,685
Duke Energy Corp.
3.95%, 08/15/47	26	19,038
5.00%, 08/15/52	23	19,663
5.80%, 06/15/54	205	196,451
Duke Energy Florida LLC
3.00%, 12/15/51	100	62,687
5.95%, 11/15/52	21	21,246
6.20%, 11/15/53	6	6,295
Duke Energy Progress LLC
2.50%, 08/15/50	174	99,421
2.90%, 08/15/51	20	12,323
3.60%, 09/15/47	26	18,825
4.00%, 04/01/52	9	6,787
Security	Par (000)	Value
Electric (continued)
5.05%, 03/15/35	$55	$54,828
5.35%, 03/15/53	61	56,913
Edison International
4.13%, 03/15/28(d)	3	2,897
5.45%, 06/15/29(d)	6	5,959
6.25%, 03/15/30	42	42,564
Series B, 5.00%, , (5-year CMT + 3.901%)(b)(f)	13	11,500
Entergy Mississippi LLC, 5.80%, 04/15/55	17	16,630
FirstEnergy Corp.
2.65%, 03/01/30	12	10,882
Series B, 3.90%, 07/15/27	194	191,758
Series C, 3.40%, 03/01/50	375	246,873
Series C, 4.85%, 07/15/47	34	28,304
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	214	179,045
5.00%, 01/15/35	184	181,370
5.45%, 07/15/44(a)	75	71,539
Florida Power & Light Co.
2.88%, 12/04/51(d)	64	40,233
3.15%, 10/01/49	43	28,826
3.99%, 03/01/49	64	50,022
5.80%, 03/15/65	61	61,400
Georgia Power Co.
4.70%, 05/15/32	67	66,566
4.95%, 05/17/33	91	90,769
Series A, 3.25%, 03/15/51	101	67,015
MidAmerican Energy Co.
3.15%, 04/15/50	41	27,260
3.65%, 08/01/48	5	3,713
NRG Energy Inc.
3.63%, 02/15/31(a)	24	21,571
4.45%, 06/15/29(a)	52	50,636
6.00%, 02/01/33(a)	31	30,675
6.25%, 11/01/34(a)	119	118,817
7.00%, 03/15/33(a)	355	382,486
Ohio Power Co.
4.00%, 06/01/49	21	15,605
Series Q, 1.63%, 01/15/31	59	49,519
Series R, 2.90%, 10/01/51	54	32,489
Pacific Gas and Electric Co.
3.75%, 08/15/42	13	9,290
4.50%, 07/01/40	33	27,360
4.95%, 07/01/50	53	42,693
5.25%, 03/01/52	52	43,257
5.70%, 03/01/35	49	48,323
5.80%, 05/15/34	190	189,649
5.90%, 10/01/54	113	103,418
6.15%, 01/15/33	51	52,010
6.40%, 06/15/33	50	51,699
6.75%, 01/15/53	336	338,244
6.95%, 03/15/34	94	100,806
PECO Energy Co.
2.85%, 09/15/51	16	9,812
3.05%, 03/15/51	68	43,539
3.70%, 09/15/47	17	12,675
4.60%, 05/15/52	9	7,577
PG&E Corp.
5.25%, 07/01/30	484	466,325
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)	274	265,996
San Diego Gas & Electric Co., Series RRR, 3.75%, 06/01/47	15	10,935
Southern California Edison Co.
2.25%, 06/01/30	16	14,010
5.25%, 03/15/30	191	192,806
5.45%, 06/01/31	18	18,203
5.63%, 02/01/36	50	49,049

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 10/01/28	$57	$58,570
Series 06-E, 5.55%, 01/15/37	33	31,813
Southern Co. (The)
4.25%, 07/01/36	79	71,569
4.85%, 03/15/35	13	12,598
5.70%, 10/15/32	72	74,820
5.70%, 03/15/34	10	10,339
Virginia Electric & Power Co.
2.45%, 12/15/50	77	42,381
5.55%, 08/15/54	7	6,690
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	16	15,861
5.05%, 12/30/26(a)	100	100,431
5.70%, 12/30/34(a)	426	424,001
6.00%, 04/15/34(a)	146	147,293
6.95%, 10/15/33(a)	92	98,789
		6,601,092
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29(a)	18	16,794
Electronics — 0.0%
Sensata Technologies Inc., 4.38%, 02/15/30(a)	25	23,053
Engineering & Construction — 0.0%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	38	36,097
Entertainment — 0.6%
Caesars Entertainment Inc.
4.63%, 10/15/29(a)	11	10,155
8.13%, 07/01/27(a)	7	7,021
Churchill Downs Inc., 6.75%, 05/01/31(a)	24	24,239
Light & Wonder International Inc., 7.00%, 05/15/28(a)	50	50,011
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	25	23,899
4.75%, 10/15/27(a)(d)	12	11,746
Warnermedia Holdings Inc.
3.76%, 03/15/27	975	948,819
5.14%, 03/15/52	26	17,775
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	16	15,426
		1,109,091
Environmental Control — 0.0%
GFL Environmental Inc., 4.00%, 08/01/28(a)	50	47,628
Reworld Holding Corp., 4.88%, 12/01/29(a)	23	21,491
		69,119
Food — 0.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(a)	50	46,636
Pilgrim's Pride Corp., 4.25%, 04/15/31	18	17,017
Post Holdings Inc., 4.63%, 04/15/30(a)	6	5,656
		69,309
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	6	5,963
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31	24	21,191
		27,154
Health Care - Products — 0.0%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	19	19,737
Hologic Inc., 3.25%, 02/15/29(a)	12	11,206
Medline Borrower LP, 3.88%, 04/01/29(a)	27	25,186
		56,129
Security	Par (000)	Value
Health Care - Services — 0.5%
Charles River Laboratories International Inc., 3.75%, 03/15/29(a)	$6	$5,493
CHS/Community Health Systems Inc., 5.63%, 03/15/27(a)	22	21,455
Elevance Health Inc.
3.13%, 05/15/50	42	26,949
3.60%, 03/15/51	48	33,549
5.13%, 02/15/53	27	23,801
Encompass Health Corp., 4.75%, 02/01/30	25	24,292
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(d)	24	20,827
HCA Inc.
5.45%, 04/01/31	357	363,834
5.75%, 03/01/35	140	141,241
6.10%, 04/01/64	112	107,001
6.20%, 03/01/55	135	132,270
Molina Healthcare Inc., 4.38%, 06/15/28(a)	16	15,379
Tenet Healthcare Corp., 4.63%, 06/15/28	16	15,582
UnitedHealth Group Inc., 5.63%, 07/15/54	10	9,616
		941,289
Holding Companies - Diversified — 0.1%
Blue Owl Capital Corp., 5.95%, 03/15/29	218	216,360
Home Builders — 0.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(a)	12	10,447
DR Horton Inc.
5.00%, 10/15/34	86	83,480
5.50%, 10/15/35	10	10,010
Taylor Morrison Communities Inc., 5.75%, 01/15/28(a)	15	15,007
		118,944
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29	25	23,452
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	25	21,781
		45,233
Insurance — 0.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(a)	50	50,745
Internet — 0.2%
Alphabet Inc., 5.30%, 05/15/65	45	44,459
Expedia Group Inc., 5.40%, 02/15/35	55	54,141
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	26	25,020
Meta Platforms Inc.
4.65%, 08/15/62	130	108,646
5.55%, 08/15/64	103	99,080
5.75%, 05/15/63	46	45,989
VeriSign Inc., 5.25%, 06/01/32	35	35,286
		412,621
Iron & Steel — 0.1%
Cleveland-Cliffs Inc.
7.00%, 03/15/32(a)(d)	50	46,974
7.50%, 09/15/31(a)	23	22,258
Mineral Resources Ltd.
8.00%, 11/01/27(a)	16	15,196
9.25%, 10/01/28(a)	23	21,751
		106,179
Leisure Time — 0.0%
NCL Corp. Ltd., 5.88%, 02/15/27(a)	24	23,888
Viking Cruises Ltd., 7.00%, 02/15/29(a)	24	24,086
		47,974
Lodging — 0.1%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	23	21,442
Hilton Domestic Operating Co. Inc., 3.63%, 02/15/32(a)	25	22,115

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	$18	$15,664
MGM Resorts International, 4.75%, 10/15/28	16	15,428
Station Casinos LLC, 4.50%, 02/15/28(a)	25	24,122
		98,771
Machinery — 0.0%
Caterpillar Inc., 3.25%, 09/19/49	42	29,132
Media — 0.5%
AMC Networks Inc., 4.25%, 02/15/29	27	19,879
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	35	31,623
4.50%, 05/01/32	50	44,424
5.00%, 02/01/28(a)	17	16,586
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	134	82,571
3.85%, 04/01/61	154	91,146
3.90%, 06/01/52	55	34,836
3.95%, 06/30/62	28	16,720
4.40%, 12/01/61	143	92,856
4.80%, 03/01/50	19	14,153
5.38%, 05/01/47	36	29,208
5.75%, 04/01/48	13	11,098
Comcast Corp., 2.99%, 11/01/63	126	70,762
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	30	28,994
Discovery Communications LLC, 4.90%, 03/11/26	13	12,990
Gray Television Inc., 10.50%, 07/15/29(a)(d)	25	25,662
Nexstar Media Inc., 4.75%, 11/01/28(a)(d)	26	24,483
Paramount Global
2.90%, 01/15/27	64	62,174
3.38%, 02/15/28	141	136,385
3.70%, 10/04/26	66	64,515
4.60%, 01/15/45	5	3,628
4.90%, 08/15/44	5	3,764
5.85%, 09/01/43	63	53,405
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)	8	7,695
Sirius XM Radio Inc., 4.00%, 07/15/28(a)	26	24,459
TEGNA Inc., 4.63%, 03/15/28	26	24,842
Univision Communications Inc., 7.38%, 06/30/30(a)	25	22,771
		1,051,629
Mining — 0.3%
Anglo American Capital PLC, 5.50%, 05/02/33(a)	230	229,641
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	16	15,608
Glencore Funding LLC
2.85%, 04/27/31(a)	180	160,054
5.19%, 04/01/30(a)	212	214,649
		619,952
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 5.50%, 08/15/28(a)	25	16,015
Oil & Gas — 3.7%
Antero Resources Corp.
5.38%, 03/01/30(a)	347	335,775
7.63%, 02/01/29(a)	20	20,435
APA Corp., 5.25%, 02/01/42(a)	8	6,366
Chevron Corp., 3.08%, 05/11/50	15	9,851
Civitas Resources Inc., 8.38%, 07/01/28(a)	22	21,614
CNX Resources Corp., 7.25%, 03/01/32(a)	72	71,959
Comstock Resources Inc. 6.75%, 03/01/29(a)	40	38,032
Security	Par (000)	Value
Oil & Gas (continued)
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	$50	$44,251
9.25%, 02/15/28(a)	23	23,245
Devon Energy Corp., 5.25%, 10/15/27	378	379,592
Diamondback Energy Inc.
3.13%, 03/24/31	387	349,854
3.25%, 12/01/26	379	372,512
3.50%, 12/01/29	271	257,330
4.25%, 03/15/52	136	99,618
4.40%, 03/24/51	36	26,773
5.15%, 01/30/30	76	77,123
5.20%, 04/18/27	84	85,181
5.75%, 04/18/54	3	2,681
5.90%, 04/18/64	154	136,553
6.25%, 03/15/33	44	45,938
EQT Corp.
3.13%, 05/15/26(a)	31	30,399
3.63%, 05/15/31(a)	446	408,436
3.90%, 10/01/27	147	144,202
4.50%, 01/15/29(a)	195	189,149
4.75%, 01/15/31(a)	390	376,644
5.00%, 01/15/29	184	184,057
5.50%, 07/15/28(a)	278	285,737
5.70%, 04/01/28	75	77,003
5.75%, 02/01/34	307	306,920
6.38%, 04/01/29(a)	170	173,949
6.50%, 07/01/27(a)	80	81,342
7.00%, 02/01/30	557	594,015
7.50%, 06/01/27(a)	77	78,174
7.50%, 06/01/30(a)	96	103,226
Expand Energy Corp.
4.75%, 02/01/32	299	280,529
5.38%, 02/01/29	172	171,222
5.38%, 03/15/30	105	104,240
5.70%, 01/15/35	409	403,483
5.88%, 02/01/29(a)	38	37,856
6.75%, 04/15/29(a)	143	144,039
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	16	14,361
Matador Resources Co., 6.50%, 04/15/32(a)	50	48,161
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	25	24,018
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	20	20,351
Petroleos Mexicanos, 7.50%, 03/20/26	200	196,000
SM Energy Co., 6.63%, 01/15/27	15	14,738
Viper Energy Inc.
5.38%, 11/01/27(a)	288	286,491
7.38%, 11/01/31(a)	39	40,487
Vital Energy Inc., 9.75%, 10/15/30	25	21,179
		7,245,091
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	11	10,981
Packaging & Containers — 0.0%
Ball Corp., 2.88%, 08/15/30	6	5,312
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	25	25,066
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)	24	23,833
		54,211
Pharmaceuticals — 0.1%
CVS Health Corp.
5.13%, 07/20/45	45	39,024
6.00%, 06/01/44	26	25,183

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Inc.
2.70%, 05/28/50	$64	$38,866
4.00%, 12/15/36	11	9,951
		113,024
Pipelines — 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(a)	6	5,855
Cameron LNG LLC
3.30%, 01/15/35(a)	104	87,344
3.40%, 01/15/38(a)	134	111,986
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	175	138,198
3.70%, 11/15/29	156	149,096
5.13%, 06/30/27	68	68,756
Cheniere Energy Inc., 5.65%, 04/15/34	388	386,434
Cheniere Energy Partners LP
3.25%, 01/31/32	120	105,354
4.00%, 03/01/31	183	171,056
5.75%, 08/15/34	136	136,379
5.95%, 06/30/33	198	202,116
DT Midstream Inc., 4.13%, 06/15/29(a)	17	15,955
Energy Transfer LP
4.95%, 06/15/28	103	103,933
5.95%, 05/15/54	116	105,457
6.05%, 09/01/54	62	56,631
6.20%, 04/01/55	10	9,382
7.38%, 02/01/31(a)	137	143,388
EnLink Midstream LLC, 6.50%, 09/01/30(a)	17	17,961
EQM Midstream Partners LP, 6.50%, 07/01/27(a)	110	111,846
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	25	25,450
Kinder Morgan Inc., 5.85%, 06/01/35	20	20,250
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)	23	20,970
NuStar Logistics LP, 6.38%, 10/01/30	50	50,765
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	6	5,736
Sabine Pass Liquefaction LLC
4.50%, 05/15/30	315	310,668
5.00%, 03/15/27	296	298,069
5.88%, 06/30/26	69	69,599
5.90%, 09/15/37	88	89,304
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27(a)	16	15,794
7.38%, 02/15/29(a)	25	24,909
Targa Resources Corp.
4.20%, 02/01/33	88	80,362
4.95%, 04/15/52	90	72,476
5.50%, 02/15/35	86	83,999
6.15%, 03/01/29	29	30,232
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	242	221,667
4.88%, 02/01/31	91	88,503
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	17	15,569
Venture Global LNG Inc., 8.13%, 06/01/28(a)	23	22,841
		3,674,290
Real Estate — 0.0%
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	25	24,087
Real Estate Investment Trusts — 1.9%
American Tower Corp.
2.10%, 06/15/30	88	77,522
2.70%, 04/15/31	12	10,670
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 01/15/30	$112	$103,730
5.45%, 02/15/34	192	195,033
5.65%, 03/15/33	54	55,792
Crown Castle Inc., 4.90%, 09/01/29	211	211,510
Equinix Inc.
2.50%, 05/15/31	291	254,800
2.95%, 09/15/51	57	34,168
3.40%, 02/15/52	19	12,438
3.90%, 04/15/32	93	87,047
Extra Space Storage LP, 5.90%, 01/15/31	208	217,158
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	297	255,904
4.00%, 01/15/30	80	75,410
5.30%, 01/15/29	167	166,837
5.75%, 06/01/28	134	136,117
6.25%, 09/15/54	159	149,948
Iron Mountain Inc., 4.50%, 02/15/31(a)	17	15,749
Service Properties Trust
4.75%, 10/01/26	16	15,491
5.50%, 12/15/27	17	16,195
8.38%, 06/15/29	25	24,448
Starwood Property Trust Inc., 7.25%, 04/01/29(a)	25	25,926
Store Capital LLC, 5.40%, 04/30/30(a)	95	94,753
VICI Properties LP
4.75%, 04/01/28	25	24,999
4.95%, 02/15/30	119	118,160
5.13%, 11/15/31	218	215,662
5.13%, 05/15/32	153	149,735
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29(a)	53	50,753
4.13%, 08/15/30(a)	173	163,198
4.25%, 12/01/26(a)	248	245,420
4.63%, 12/01/29(a)	402	390,445
		3,595,018
Retail — 0.1%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	25	23,369
4.00%, 10/15/30(a)	50	45,502
Bath & Body Works Inc., 6.63%, 10/01/30(a)	17	17,299
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(a)	24	20,843
FirstCash Inc., 5.63%, 01/01/30(a)	17	16,715
Home Depot Inc. (The), 2.75%, 09/15/51	38	23,020
Lowe's Companies Inc.
4.25%, 09/15/44	20	15,588
4.38%, 09/15/45	41	33,021
Macy's Retail Holdings LLC, 5.88%, 04/01/29(a)	6	5,690
Nordstrom Inc., 4.25%, 08/01/31	25	21,270
Yum! Brands Inc., 4.75%, 01/15/30(a)	29	28,146
		250,463
Semiconductors — 0.8%
Broadcom Inc.
2.60%, 02/15/33(a)	78	65,774
3.19%, 11/15/36(a)	12	9,793
3.42%, 04/15/33(a)	282	251,489
3.47%, 04/15/34(a)	153	134,423
4.15%, 11/15/30	37	36,062
4.80%, 10/15/34	316	307,618
4.93%, 05/15/37(a)	17	16,282
5.15%, 11/15/31	52	53,007
5.20%, 04/15/32	130	132,088
Series ., 4.55%, 02/15/32	10	9,801
Entegris Inc., 4.38%, 04/15/28(a)	12	11,597
Foundry JV Holdco LLC
5.90%, 01/25/33(a)	225	229,474
6.15%, 01/25/32(a)	200	207,767

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	$30	$25,827
2.65%, 02/15/32	59	49,639
Texas Instruments Inc., 4.10%, 08/16/52	44	34,296
		1,574,937
Software — 0.9%
AppLovin Corp.
5.13%, 12/01/29	159	160,306
5.38%, 12/01/31	346	349,166
5.95%, 12/01/54	239	228,230
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	25	21,439
Cloud Software Group Inc.
6.50%, 03/31/29(a)	59	59,021
8.25%, 06/30/32(a)	25	26,078
Open Text Corp., 3.88%, 02/15/28(a)	25	23,896
Oracle Corp.
3.85%, 04/01/60	70	46,842
4.38%, 05/15/55	28	21,251
6.00%, 08/03/55	254	247,068
6.13%, 08/03/65	576	561,903
6.90%, 11/09/52	53	57,016
		1,802,216
Telecommunications — 0.9%
AT&T Inc.
3.50%, 09/15/53	106	70,949
3.65%, 09/15/59	491	324,762
3.80%, 12/01/57	45	30,976
5.45%, 03/01/47	36	33,369
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	81	80,164
5.88%, 10/15/27(a)	23	22,974
5.88%, 11/01/29	52	52,026
Juniper Networks Inc., 5.95%, 03/15/41	5	4,928
Level 3 Financing Inc.
10.50%, 04/15/29(a)	20	22,145
11.00%, 11/15/29(a)	25	27,937
T-Mobile USA Inc.
2.70%, 03/15/32	52	45,191
3.60%, 11/15/60	44	28,782
3.88%, 04/15/30	384	370,524
5.13%, 05/15/32	63	63,697
5.20%, 01/15/33	27	27,151
5.80%, 09/15/62	176	169,626
5.88%, 11/15/55	10	9,854
Verizon Communications Inc.
1.50%, 09/18/30	156	133,530
1.68%, 10/30/30	17	14,593
2.36%, 03/15/32	87	74,260
4.40%, 11/01/34	150	141,522
		1,748,960
Transportation — 0.0%
Union Pacific Corp.
2.97%, 09/16/62	59	33,726
3.55%, 05/20/61	10	6,610
3.80%, 04/06/71	21	14,205
3.85%, 02/14/72	22	15,074
4.38%, 11/15/65	10	7,556
		77,171
Total Corporate Bonds & Notes — 25.1% (Cost: $49,101,635)		48,975,860
Security	Par (000)	Value
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium Government Bond, 3.30%, 06/22/54(a)(g)	EUR401	$415,754
Brazil — 0.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/35	BRL1,698	238,931
Series F, 10.00%, 01/01/29	BRL2,000	318,144
		557,075
Free of Tax — 0.1%
European Union, 2.50%, 10/04/52(g)	EUR197	177,087
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 08/15/54(g)	EUR305	319,480
Indonesia — 0.2%
Indonesia Government International Bond, 2.85%, 02/14/30	USD400	369,200
Japan — 0.3%
Japan Government Thirty Year Bond, 2.30%, 12/20/54	JPY77,050	500,706
Japan Government Thirty Year Bonds, 2.40%, 03/20/55	JPY25,350	168,371
		669,077
Mexico — 0.8%
Mexico Government International Bond
2.66%, 05/24/31	USD820	695,975
3.50%, 02/12/34	USD200	163,876
6.35%, 02/09/35	USD463	459,527
6.88%, 05/13/37	USD240	243,120
		1,562,498
Panama — 0.2%
Panama Government International Bond, 3.88%, 03/17/28	USD400	382,200
Peru — 0.0%
Peru Government International Bond, 3.55%, 03/10/51(d)	USD146	98,732
Philippines — 0.3%
Philippines Government International Bond, 3.00%, 02/01/28	USD600	578,250
Supranational — 0.7%
European Union, 3.00%, 03/04/53(g)	EUR1,286	1,279,199
United Kingdom — 0.3%
United Kingdom Gilt, 4.38%, 07/31/54(g)	GBP425	495,081
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	USD186	186,272
5.10%, 06/18/50	USD79	72,013
		258,285
Total Foreign Government Obligations — 3.7% (Cost: $7,126,176)		7,161,918
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority RB BAB, Series S-1, 7.04%, 04/01/50	$70	80,642
State of California GO, 4.60%, 04/01/38	140	142,339
State of California GO BAB, 7.55%, 04/01/39	35	42,253

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
University of California RB, Series AD, 4.86%, 12/31/99	$23	$19,050
		284,284
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project J, Series 2010-A, 6.64%, 04/01/57	50	54,363
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	188	188,155
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 4.15%, 02/01/33	80	79,226
New Jersey — 0.0%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	63	75,820
New York — 0.1%
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	20	20,432
New York City Municipal Water Finance Authority RB BAB, 6.01%, 06/15/42	10	10,397
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	30	27,742
Series 181, 4.96%, 08/01/46	50	46,970
		105,541
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	45	56,458
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	20	20,329
State of Texas GO BAB, 5.52%, 04/01/39	70	71,676
		92,005
Total Municipal Debt Obligations — 0.5% (Cost: $940,501)		935,852
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 52.5%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/47	139	135,336
Federal National Mortgage Association, 5.81%, 06/01/31	20	21,097
Government National Mortgage Association
2.00%, 08/20/51	269	219,489
2.00%, 05/15/54(h)	1,889	1,540,698
2.50%, 11/20/51	189	161,412
2.50%, 04/20/52	230	196,158
2.50%, 05/20/52	129	109,772
2.50%, 05/20/55(h)	1,628	1,387,232
3.00%, 06/20/50	62	54,702
3.00%, 11/20/51	142	126,175
3.00%, 05/20/55(h)	1,369	1,211,842
3.50%, 03/20/44	118	109,888
3.50%, 03/20/47	37	34,113
3.50%, 03/20/52(h)	1,016	922,858
3.50%, 05/20/52	347	315,790
3.50%, 06/20/52	267	242,794
3.50%, 10/20/52	403	367,266
4.00%, 07/20/43	27	25,819
4.00%, 02/20/48	74	69,778
4.00%, 12/20/52	136	126,514
4.00%, 05/20/55(h)	599	557,456
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 01/20/41	$26	$25,546
4.50%, 09/20/48	59	57,675
4.50%, 05/20/55(h)	834	798,228
5.00%, 05/15/54(h)	1,120	1,098,550
5.50%, 05/15/54(h)	1,237	1,236,338
6.00%, 05/15/54(h)	825	834,378
6.50%, 05/15/54(h)	431	440,578
Uniform Mortgage-Backed Securities
1.50%, 05/15/39(h)	630	555,941
1.50%, 01/01/51	65	49,149
1.50%, 02/01/51	56	42,042
1.50%, 03/01/51	37	27,718
1.50%, 05/01/51	23	17,532
1.50%, 06/01/51	39	29,200
1.50%, 04/01/52	411	310,100
2.00%, 12/01/35	174	159,039
2.00%, 05/01/36	128	117,074
2.00%, 07/01/36	206	189,188
2.00%, 03/01/37	134	122,703
2.00%, 05/15/39(h)	1,481	1,345,085
2.00%, 03/01/41	62	52,976
2.00%, 01/01/42	153	131,091
2.00%, 02/01/42	153	130,631
2.00%, 09/01/50	711	570,430
2.00%, 11/01/50	482	387,027
2.00%, 01/01/51	805	644,448
2.00%, 05/01/51	842	672,161
2.00%, 10/01/51	662	526,205
2.00%, 02/01/52	320	254,394
2.00%, 03/01/52	1,695	1,345,905
2.00%, 05/01/52	539	434,295
2.00%, 05/13/55(h)	3,815	3,025,140
2.50%, 02/01/35	82	78,845
2.50%, 05/01/35	65	60,928
2.50%, 02/01/36	34	32,144
2.50%, 07/01/36	34	31,628
2.50%, 05/15/39(h)	461	428,268
2.50%, 05/01/51	70	58,959
2.50%, 10/01/51	46	38,566
2.50%, 11/01/51	826	696,939
2.50%, 12/01/51	98	82,317
2.50%, 01/01/52	833	700,827
2.50%, 03/01/52	1,463	1,224,052
2.50%, 04/01/52	500	416,643
2.50%, 05/01/52	1,492	1,248,526
2.50%, 06/01/52	146	121,483
2.50%, 05/15/54(h)	2,346	1,949,927
3.00%, 02/01/29	21	20,907
3.00%, 11/01/34	23	22,740
3.00%, 03/25/37(h)	280	265,814
3.00%, 06/01/37	29	27,825
3.00%, 07/01/37	29	27,586
3.00%, 09/01/46	268	239,460
3.00%, 06/01/50	229	200,416
3.00%, 11/01/50	209	185,453
3.00%, 12/01/50	337	298,794
3.00%, 12/01/51	285	251,444
3.00%, 01/01/52	283	248,165
3.00%, 02/25/52(h)	1,251	1,085,495
3.00%, 05/01/52	910	793,342
3.50%, 01/01/34	21	20,595
3.50%, 04/01/37	12	11,603
3.50%, 06/01/37	6	5,430
3.50%, 05/15/39(h)	94	90,555
3.50%, 02/01/45	114	105,822
3.50%, 02/01/47	41	38,506

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/01/47	$10	$9,025
3.50%, 10/01/47	65	59,225
3.50%, 01/01/50	223	204,665
3.50%, 03/01/50	502	456,369
3.50%, 02/01/51	35	32,593
3.50%, 03/25/52(h)	3,502	3,160,162
3.50%, 08/01/52	43	38,899
4.00%, 05/15/39(h)	83	81,061
4.00%, 10/01/47	172	161,614
4.00%, 12/01/48	94	89,002
4.00%, 03/01/50	500	472,440
4.00%, 11/01/50	81	76,743
4.00%, 06/25/52(h)	1,464	1,364,220
4.00%, 04/01/53	13	12,340
4.50%, 05/15/39(h)	283	280,887
4.50%, 07/01/48	117	113,624
4.50%, 12/01/48	150	145,768
4.50%, 09/01/49	58	56,839
4.50%, 10/01/50	117	113,649
4.50%, 10/01/52	359	343,998
4.50%, 02/01/53	36	34,451
4.50%, 05/13/55(h)	7,528	7,198,652
5.00%, 07/01/47	41	41,632
5.00%, 06/01/50	62	61,480
5.00%, 05/01/53	136	133,174
5.00%, 06/01/53	535	524,467
5.00%, 07/01/53	230	226,295
5.00%, 08/01/53	90	88,038
5.00%, 11/01/53	316	309,964
5.00%, 03/01/54	102	100,223
5.00%, 05/15/54(h)	2,365	2,314,900
5.50%, 06/01/53	282	281,380
5.50%, 07/01/53	371	373,237
5.50%, 08/01/53	217	217,067
5.50%, 09/01/53	433	432,446
5.50%, 10/01/53	68	68,420
5.50%, 08/01/54	490	489,458
5.50%, 05/15/55(h)	14,958	14,925,809
6.00%, 11/01/52	88	90,321
6.00%, 12/01/52	61	62,106
6.00%, 01/01/53	126	128,526
6.00%, 04/01/53	14	13,802
6.00%, 05/01/53	90	91,327
6.00%, 08/01/53	90	91,244
6.00%, 09/01/53	126	129,122
6.00%, 11/01/53	329	336,456
6.00%, 04/01/54	32	32,404
6.00%, 06/01/54	60	60,794
6.00%, 06/15/54(h)	3,599	3,648,476
6.00%, 08/01/54	117	119,635
6.00%, 09/01/54	279	285,619
6.00%, 05/15/55(h)	20,181	20,471,832
6.50%, 10/01/53	141	146,896
6.50%, 02/01/54	81	83,387
6.50%, 06/01/54	108	111,546
6.50%, 06/15/54(h)	5,881	6,050,791
6.50%, 07/01/54	179	184,130
6.50%, 08/01/54	13	13,039
6.50%, 09/01/54	344	355,415
6.50%, 05/15/55(h)	142	146,227
		102,424,271
U.S. Government Obligations — 28.1%
U.S. Treasury Inflation Indexed Bonds, 1.63%, 10/15/29	1,992	2,024,971
U.S. Treasury Note/Bond
0.38%, 09/30/27	454	420,112
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.50%, 02/28/26	$278	$269,922
0.50%, 04/30/27	610	573,499
0.50%, 05/31/27	823	772,452
0.50%, 08/31/27	659	613,745
0.63%, 07/31/26	885	851,464
0.75%, 05/31/26	306	295,935
0.88%, 06/30/26	956	923,996
1.13%, 08/31/28	343	316,391
1.13%, 05/15/40	46	29,036
1.13%, 08/15/40	1,145	709,432
1.25%, 03/31/28	257	240,653
1.25%, 05/31/28	489	455,725
1.25%, 09/30/28	174	161,132
1.25%, 05/15/50	500	243,223
1.38%, 11/15/40	1,145	735,696
1.38%, 08/15/50	192	95,753
1.50%, 11/30/28	1,144	1,062,669
1.50%, 02/15/30	236	213,285
1.63%, 11/15/50	187	99,634
1.88%, 02/15/41	326	225,694
1.88%, 02/15/51	156	88,786
1.88%, 11/15/51	0	169
2.00%, 11/15/26	623	607,109
2.00%, 08/15/51	1,546	901,934
2.25%, 08/15/27	203	197,368
2.25%, 08/15/49	272	172,020
2.38%, 05/15/27	203	198,400
2.38%, 03/31/29	601	573,180
2.38%, 02/15/42	156	114,594
2.38%, 05/15/51	578	370,296
2.50%, 02/15/45	1,003	712,960
2.63%, 05/31/27	920	901,959
2.63%, 07/31/29	1,016	974,249
2.75%, 08/15/32	678	626,117
2.75%, 11/15/47	506	363,190
2.88%, 04/30/29	514	499,102
2.88%, 05/15/32	45	42,049
2.88%, 05/15/49	192	139,163
3.00%, 05/15/42	53	42,682
3.00%, 05/15/47	226	170,719
3.00%, 02/15/48	503	377,489
3.00%, 02/15/49	737	548,592
3.00%, 08/15/52	820	599,424
3.13%, 08/31/29	800	782,121
3.13%, 08/15/44	219	174,052
3.13%, 05/15/48	192	147,202
3.25%, 06/30/29	1,048	1,031,445
3.38%, 09/15/27	1	995
3.50%, 01/31/30	767	759,581
3.63%, 05/31/28	1,659	1,660,402
3.63%, 09/30/31	1,093	1,076,434
3.63%, 08/15/43	217	188,745
3.63%, 02/15/53	369	305,157
3.63%, 05/15/53	185	152,778
3.75%, 04/15/28	777	780,581
3.75%, 12/31/28	721	723,591
3.75%, 05/31/30	913	913,357
3.75%, 08/31/31	3	2,977
3.75%, 08/15/41	179	161,680
3.75%, 11/15/43	217	191,827
3.88%, 11/30/27	914	920,248
3.88%, 03/15/28	37	37,304
3.88%, 11/30/29	624	628,485
3.88%, 08/15/34	3	2,939
3.88%, 08/15/40	55	50,890
3.88%, 02/15/43	677	612,557

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 12/15/25	$675	$674,968
4.00%, 01/15/27	473	475,084
4.00%, 12/15/27	27	27,288
4.00%, 02/29/28	615	621,630
4.00%, 02/28/30	434	439,628
4.00%, 04/30/32	94	94,411
4.00%, 02/15/34	919	912,162
4.00%, 11/15/52	0	266
4.13%, 02/28/27	1,466	1,478,369
4.13%, 10/31/27	596	603,566
4.13%, 10/31/29	1,708	1,738,224
4.13%, 03/31/31	1,113	1,129,362
4.13%, 10/31/31	10	10,127
4.13%, 02/29/32	194	196,304
4.13%, 03/31/32	49	49,582
4.13%, 08/15/44	826	765,321
4.25%, 01/31/26	345	345,534
4.25%, 12/31/26	21	21,190
4.25%, 03/15/27	473	477,723
4.25%, 01/15/28	28	28,469
4.25%, 01/31/30	1	1,023
4.25%, 06/30/31	658	671,700
4.25%, 11/15/34	303	305,320
4.25%, 11/15/40	196	189,655
4.38%, 07/31/26	30	30,206
4.38%, 12/15/26	785	793,472
4.38%, 01/31/32	1,235	1,267,901
4.38%, 05/15/41	130	127,368
4.50%, 11/15/25	249	249,423
4.50%, 03/31/26	600	603,009
4.50%, 07/15/26	983	991,160
4.50%, 04/15/27	1,644	1,671,165
4.50%, 05/15/27	8	8,138
4.50%, 12/31/31	868	897,151
4.50%, 08/15/39	68	68,553
4.63%, 02/28/26	29	29,143
4.63%, 03/15/26	498	500,821
4.63%, 06/15/27	4	4,084
4.63%, 09/30/28	446	460,338
4.63%, 02/15/35	1,506	1,562,475
4.63%, 02/15/40	55	55,681
4.63%, 11/15/44	115	113,850
4.63%, 02/15/55	754	746,107
4.75%, 11/15/43	171	172,763
4.88%, 04/30/26	535	539,986
4.88%, 05/31/26	28	28,289
4.88%, 10/31/30	861	906,420
		54,945,727
Total U.S. Government & Agency Obligations — 80.6% (Cost: $156,536,094)		157,369,998
	Shares
Common Stocks
Aerospace & Defense — 0.1%
Boeing Co. (The)(i)	94	17,224
Howmet Aerospace Inc.	114	15,798
Lockheed Martin Corp.	29	13,855
TransDigm Group Inc.	10	14,131
		61,008
Banks — 0.1%
Bank of America Corp.	354	14,118
Citigroup Inc.	208	14,223
JPMorgan Chase & Co.	558	136,498
Security	Shares	Value
Banks (continued)
Wells Fargo & Co.	211	$14,983
		179,822
Biotechnology — 0.0%
AbbVie Inc.	65	12,681
Broadline Retail — 0.0%
Amazon.com Inc.(i)	73	13,463
MercadoLibre Inc.(i)	7	16,316
		29,779
Building Products — 0.0%
Trane Technologies PLC	42	16,099
Capital Markets — 0.0%
S&P Global Inc.	29	14,501
Consumer Finance — 0.0%
Capital One Financial Corp.	86	15,502
Consumer Staples Distribution & Retail — 0.0%
Costco Wholesale Corp.	14	13,923
Walmart Inc.	160	15,560
		29,483
Electrical Equipment — 0.0%
GE Vernova Inc.	54	20,024
Vertiv Holdings Co., Class A	180	15,369
		35,393
Entertainment — 0.0%
Live Nation Entertainment Inc.(i)	114	15,100
Netflix Inc.(i)	17	19,239
		34,339
Financial Services — 0.0%
Mastercard Inc., Class A	26	14,250
Ground Transportation — 0.0%
Union Pacific Corp.	57	12,293
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp.(i)	149	15,328
Intuitive Surgical Inc.(i)	29	14,958
Masimo Corp.(i)	85	13,681
Stryker Corp.	39	14,583
		58,550
Health Care Providers & Services — 0.0%
McKesson Corp.	21	14,969
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	254	32,926
Insurance — 0.0%
Marsh & McLennan Companies Inc.	60	13,528
Progressive Corp. (The)	51	14,369
		27,897
Interactive Media & Services — 0.0%
Alphabet Inc., Class C, NVS	84	13,515
Meta Platforms Inc., Class A	23	12,627
Take-Two Interactive Software Inc.(i)	70	16,332
		42,474
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific Inc.	27	11,583
Machinery — 0.0%
Ingersoll Rand Inc.	168	12,672
Mortgage Real Estate Investment — 0.1%
Blackstone Mortgage Trust Inc., Class A	4,480	85,344
Oil, Gas & Consumable Fuels — 0.0%
Kinder Morgan Inc.	649	17,069

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 0.0%
Eli Lilly & Co.	17	$15,282
Residential REITs — 0.0%
Invitation Homes Inc.	1,137	38,874
Semiconductors & Semiconductor Equipment — 0.0%
Lam Research Corp.	190	13,617
Micron Technology Inc.	161	12,389
Nvidia Corp.	132	14,378
		40,384
Software — 0.1%
Ansys Inc.(i)	43	13,841
Autodesk Inc.(i)	57	15,632
Intuit Inc.	24	15,059
Microsoft Corp.	37	14,625
Samsara Inc., Class A(i)	414	16,419
ServiceNow Inc.(i)	18	17,190
Snowflake Inc., Class A(i)	96	15,311
		108,077
Specialty Retail — 0.0%
Home Depot Inc. (The)	37	13,338
Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc.	52	12,841
Total Common Stocks — 0.5% (Cost $955,822)		987,430
Investment Companies
Exchange Traded Funds — 0.6%
Financial Select Sector SPDR Fund	2,000	97,520
iShares 0-5 Year High Yield Corporate Bond ETF(j)	11,336	479,739
iShares iBoxx $ High Yield Corporate Bond ETF(d)(j)	6,670	524,262
		1,101,521
Total Investment Companies — 0.6% (Cost $1,116,854)		1,101,521
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(k)	250	15,345
Total Preferred Stocks — 0.0% (Cost $12,500)		15,345
Total Long-Term Investments — 136.0% (Cost: $264,641,104)		265,500,761
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(j)(l)(m)	5,363,469	5,365,615
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(l)	100,000	100,000
Total Short-Term Securities — 2.8% (Cost: $5,465,404)		5,465,615
Options Purchased — 0.2% (Cost: $342,529)		377,108
Total Investments Before TBA Sales Commitments and Options Written — 139.0% (Cost: $270,449,037)		271,343,484
Security	Par (000)	Value
TBA Sales Commitments(h)
Mortgage-Backed Securities — (15.1)%
Government National Mortgage Association
2.00%, 05/15/54	$(36)	$(29,362)
2.50%, 05/20/55	(35)	(29,824)
3.00%, 05/20/55	(27)	(23,901)
3.50%, 03/20/52	(1,016)	(922,858)
5.50%, 05/15/54	(27)	(26,986)
6.00%, 05/15/54	(27)	(27,307)
Uniform Mortgage-Backed Securities
2.00%, 05/15/39	(59)	(53,585)
2.00%, 05/13/55	(160)	(126,874)
2.50%, 05/15/39	(16)	(14,864)
2.50%, 05/15/54	(1,183)	(983,275)
3.00%, 03/25/37	(14)	(13,291)
3.00%, 02/25/52	(56)	(48,591)
3.50%, 05/15/39	(3)	(2,890)
3.50%, 03/25/52	(1,947)	(1,756,949)
4.00%, 06/25/52	(44)	(41,001)
4.50%, 06/15/54	(4,802)	(4,597,239)
4.50%, 05/13/55	(6,597)	(6,308,383)
5.00%, 05/15/54	(26)	(25,449)
5.50%, 05/15/55	(43)	(42,907)
6.00%, 06/15/54	(3,599)	(3,648,476)
6.00%, 05/15/55	(5,115)	(5,188,713)
6.50%, 06/15/54	(5,301)	(5,454,046)
6.50%, 05/15/55	(33)	(33,982)
Total TBA Sales Commitments — (15.1)% (Proceeds: $(29,282,543))		(29,400,753)
Options Written — (0.0%) (Premiums Received: $(18,887))		(18,184)
Total Investments, Net of TBA Sales Commitments and Options Written — 123.9% (Cost: $241,147,607)		241,924,547
Liabilities in Excess of Other Assets — (23.9)%		(46,694,225)
Net Assets — 100.0%		$195,230,322

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Perpetual security with no stated maturity date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Represents or includes a TBA transaction.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Convertible security.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,070,489	$2,296,438 (a)	$—	$(1,291)	$(21)	$5,365,615	5,363,469	$239,045 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	224,810	—	(124,810)(a)	—	—	100,000	100,000	3,457	—
iShares 0-5 Year High Yield Corporate Bond ETF	—	487,361	—	—	(7,622)	479,739	11,336	9,507	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	2,019,436	(1,499,985)	9,501	(4,690)	524,262	6,670	13,175	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	—	1,436,105	(1,430,551)	(5,554)	—	—	—	—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	612,527	242,429	(859,753)	26,581	(21,784)	—	—	8,687	—
				$29,237	$(34,117)	$6,469,616		$273,871	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Long Bond	53	06/18/25	$6,186	$(27,329)
Ultra U.S. Treasury Bond	17	06/18/25	2,056	12,657
2-Year U.S. Treasury Note	44	06/30/25	9,162	38,485
5-Year U.S. Treasury Note	124	06/30/25	13,559	117,367
				141,180
Short Contracts
30-Year Euro Buxl Bond	(2)	06/06/25	281	(13,959)
10-Year U.S. Treasury Note	(11)	06/18/25	1,237	(11,958)
10-Year U.S. Ultra Treasury Note	(73)	06/18/25	8,390	(113,276)
10-Year Canadian Bond	(13)	06/19/25	1,166	10,359
E-Mini S&P 500 Index	(2)	06/20/25	559	(43,332)
				(172,166)
				$(30,986)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,021,714	USD	172,000	UBS AG	06/18/25	$6,132
GBP	159,000	USD	205,670	Goldman Sachs & Co.	06/18/25	6,267
USD	26,715	JPY	3,762,000	Barclays Bank PLC	06/18/25	264
USD	162,485	JPY	22,646,000	UBS AG	06/18/25	3,261
						15,924
GBP	95,000	USD	127,023	Barclays Bank PLC	06/18/25	(394)
USD	488,767	BRL	2,903,377	UBS AG	06/18/25	(17,425)
USD	388,990	EUR	356,000	Barclays Bank PLC	06/18/25	(15,394)
USD	1,393,174	EUR	1,275,100	BNP Paribas SA	06/18/25	(55,225)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	430,587	GBP	332,300	Barclays Bank PLC	06/18/25	$(12,348)
USD	448,220	GBP	345,000	UBS AG	06/18/25	(11,644)
USD	292,596	JPY	42,823,000	Barclays Bank PLC	06/18/25	(8,494)
USD	180,748	JPY	26,580,000	Citibank N.A.	06/18/25	(6,136)
USD	13,511	JPY	1,972,000	Morgan Stanley & Co. LLC	06/18/25	(355)
						(127,415)
						$(111,491)
Interest Rate Caps/Floors — Purchased
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2-Year Interest Rate Swap,	0.40%	Goldman Sachs International	08/19/25	USD	40,300	$70,568	$24,684	$45,884
						$70,568	$24,684	$45,884
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Goldman Sachs Inter- national	05/16/25	3.74	USD	11,785	$13,350
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74	USD	6,233	7,061
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74	USD	3,117	3,531
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Barclays Bank PLC	05/16/25	3.74	USD	1,755	1,988
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Barclays Bank PLC	05/16/25	3.74	USD	3,409	3,862
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Bank of America N.A.	05/16/25	3.74	USD	1,604	1,817
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Goldman Sachs Inter- national	05/16/25	3.74	USD	2,790	3,496
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Goldman Sachs Inter- national	05/16/25	3.74	USD	3,489	4,371
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.41%	Annual	3.74%	Annual	Goldman Sachs Inter- national	05/16/25	3.74	USD	1,337	1,675
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.41%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	270	18,534
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.41%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	270	18,534
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.41%	Annual	3.93%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93	USD	590	29,193
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.41%	Annual	4.00%	Annual	BNP Paribas S.A.	03/29/27	4.00	USD	228	12,033
10-Year Interest Rate Swap, 04/07/37	1-day SOFR, 4.41%	Annual	3.66%	Annual	Bank of America N.A.	04/05/27	3.66	USD	635	24,335
10-Year Interest Rate Swap, 04/07/37	1-day SOFR, 4.41%	Annual	3.67%	Annual	Bank of America N.A.	04/05/27	3.67	USD	635	24,456
10-Year Interest Rate Swap, 04/14/37	1-day SOFR, 4.41%	Annual	4.05%	Annual	Citibank N.A.	04/12/27	4.05	USD	240	13,163
10-Year Interest Rate Swap, 04/16/37	1-day SOFR, 4.41%	Annual	4.01%	Annual	Bank of America N.A.	04/14/27	4.01	USD	120	6,394
										187,793
Put

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	01/13/27	4.34	USD	270	$6,615
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	01/13/27	4.34	USD	270	6,615
10-Year Interest Rate Swap, 03/31/37	3.93%	Annual	1-day SOFR, 4.41%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93	USD	590	22,696
10-Year Interest Rate Swap, 03/31/37	4.00%	Annual	1-day SOFR, 4.41%	Annual	BNP Paribas S.A.	03/29/27	4.00	USD	228	8,265
10-Year Interest Rate Swap, 04/07/37	3.66%	Annual	1-day SOFR, 4.41%	Annual	Bank of America N.A.	04/05/27	3.66	USD	635	30,910
10-Year Interest Rate Swap, 04/07/37	3.67%	Annual	1-day SOFR, 4.41%	Annual	Bank of America N.A.	04/05/27	3.67	USD	635	30,782
10-Year Interest Rate Swap, 04/14/37	4.05%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	04/12/27	4.05	USD	240	8,466
10-Year Interest Rate Swap, 04/16/37	4.01%	Annual	1-day SOFR, 4.41%	Annual	Bank of America N.A.	04/14/27	4.01	USD	120	4,398
										118,747
										$306,540
Interest Rate Caps/Floors Sold
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2-Year Interest Rate Swap,	0.80%	Goldman Sachs International	08/19/25	USD	(40,300)	$(17,891)	$(5,582)	$(12,310)
						$(17,891)	$(5,582)	$(12,310)
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs Inter- national	05/16/25	2.94	USD	11,785	$(94)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	05/16/25	2.94	USD	6,233	(50)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	05/16/25	2.94	USD	3,117	(25)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Barclays Bank PLC	05/16/25	2.94	USD	1,755	(14)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Barclays Bank PLC	05/16/25	2.94	USD	3,409	(27)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Bank of America N.A.	05/16/25	2.94	USD	1,604	(13)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs Inter- national	05/16/25	2.94	USD	2,790	(26)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs Inter- national	05/16/25	2.94	USD	3,489	(32)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs Inter- national	05/16/25	2.94	USD	1,337	(12)
										$(293)
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	10,286	$432,239	$524,406	$(92,167)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.41%	At Termination	3.78%	At Termination	5/16/25(a)	05/16/26	USD	14,801	$14,473	$27	$14,446
3.79%	At Termination	1-Day SOFR, 4.41%	At Termination	5/16/25(a)	05/16/26	USD	3,452	(3,736)	7	(3,743)
1-Day SOFR, 4.41%	At Termination	3.79%	At Termination	5/16/25(a)	05/16/26	USD	1,139	1,195	2	1,193
1-Day SOFR, 4.41%	At Termination	3.79%	At Termination	5/16/25(a)	05/16/26	USD	2,313	2,415	4	2,411
3.81%	At Termination	1-Day SOFR, 4.41%	At Termination	5/16/25(a)	05/16/26	USD	2,649	(3,394)	1,913	(5,307)
1-Day SOFR, 4.41%	At Termination	3.91%	At Termination	5/16/25(a)	05/16/26	USD	2,649	5,961	5	5,956
1.00%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	3/12/26(a)	03/12/27	JPY	244,490	(5,001)	5	(5,006)
1.02%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	3/12/26(a)	03/12/27	JPY	554,284	(12,141)	12	(12,153)
1.03%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	3/12/26(a)	03/12/27	JPY	658,313	(14,785)	(192)	(14,593)
0.68%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	4/21/26(a)	04/21/27	JPY	244,724	469	6	463
0.69%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	4/21/26(a)	04/21/27	JPY	247,585	440	6	434
2.36%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	01/13/54	EUR	65	1,308	(71)	1,379
2.49%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	02/19/54	EUR	172	(1,957)	7	(1,964)
2.51%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	02/20/54	EUR	172	(2,589)	6	(2,595)
2.51%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	02/20/54	EUR	126	(2,116)	5	(2,121)
2.51%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	03/01/54	EUR	87	(1,451)	3	(1,454)
2.32%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	03/03/54	EUR	80	2,250	(651)	2,901
2.46%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	03/22/54	EUR	37	(130)	1	(131)
2.54%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	04/22/54	EUR	142	(3,555)	(290)	(3,265)
2.43%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	06/19/54	EUR	37	(390)	1	(391)
2.43%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	06/20/54	EUR	36	(382)	1	(383)
6-mo. EURIBOR, 2.13%	Semi-Annual	2.44%	Annual	N/A	06/24/54	EUR	25	346	1	345
2.37%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	08/28/54	EUR	140	430	450	(20)
2.27%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	09/09/54	EUR	60	1,564	(300)	1,864
2.26%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	10/22/54	EUR	10	285	15	270
2.10%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	12/23/54	EUR	70	5,646	114	5,532
2.09%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	12/24/54	EUR	135	11,158	4	11,154
2.16%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	01/04/55	EUR	130	7,504	(201)	7,705
2.33%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	01/08/55	EUR	55	1,361	(179)	1,540

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.11%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	02/11/55	EUR	145	$11,144	$939	$10,205
2.23%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	02/14/55	EUR	89	4,294	111	4,183
2.03%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	03/25/55	EUR	60	5,761	5,960	(199)
								$26,377	$7,721	$18,656

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	299	$1,485	$41	$1,444
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	299	1,542	51	1,491
2.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	616	(1,384)	5	(1,389)
2.84%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	308	(719)	3	(722)
2.84%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	308	(711)	3	(714)
2.87%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	616	(2,502)	5	(2,507)
2.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	426	(919)	4	(923)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	239	829	(35)	864
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	239	887	(45)	932
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	492	(1,916)	6	(1,922)
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	247	(932)	3	(935)
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	246	(916)	3	(919)
2.72%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	492	(2,781)	6	(2,787)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	322	(971)	4	(975)
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	328	(646)	3	(649)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.01%	At Termination	UK RPI All Items NSA	At Termination	04/15/55	GBP	170	$(812)	$7	$(819)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/28/55	USD	177	672	8	664
							$(9,794)	$72	$(9,866)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	2	$(8,270)	$—	$(8,270)
Fixed, 0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	1	(3,826)	—	(3,826)
Fixed, 0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	1	(3,615)	—	(3,615)
Fixed, 0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	05/06/25	USD	1	(4,268)	—	(4,268)
									$(19,979)	$—	$(19,979)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total Return Active ETF
(Formerly BlackRock Total Return ETF)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$22,959,955	$—	$22,959,955
Collateralized Mortgage Obligations	—	25,992,882	—	25,992,882
Corporate Bonds & Notes	—	48,773,860	202,000	48,975,860
Foreign Government Obligations	—	7,161,918	—	7,161,918
Municipal Debt Obligations	—	935,852	—	935,852
U.S. Government & Agency Obligations	—	157,369,998	—	157,369,998
Common Stocks	987,430	—	—	987,430
Investment Companies	1,101,521	—	—	1,101,521
Preferred Stocks	15,345	—	—	15,345
Short-Term Securities
Money Market Funds	5,465,615	—	—	5,465,615
Options Purchased
Interest Rate Contracts	—	377,108	—	377,108
Liabilities
Investments
TBA Sales Commitments	—	(29,400,753)	—	(29,400,753)
	$7,569,911	$234,170,820	$202,000	$241,942,731
Derivative Financial Instruments
Assets
Foreign Currency Exchange Contracts	$—	$15,924	$—	$15,924
Inflation Linked Contracts	—	5,395	—	5,395
Interest Rate Contracts	178,868	71,981	—	250,849
Liabilities
Credit Contracts	—	(92,167)	—	(92,167)
Equity Contracts	(43,332)	—	(7,883)	(51,215)
Foreign Currency Exchange Contracts	—	(127,415)	—	(127,415)
Inflation Linked Contracts	—	(15,261)	—	(15,261)
Interest Rate Contracts	(166,522)	(79,779)	(3,826)	(250,127)
	$(30,986)	$(221,322)	$(11,709)	$(264,017)

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index

EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
NVS	Non-Voting Shares
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced